Cover	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-15148
Entity Registrant Name	BRF S.A.
Entity Central Index Key	0001122491
Entity Address, Address Line One	Av. Das Nações Unidas, 8501 – 1st Floor
Entity Address, City or Town	São Paulo
Entity Address, Country	BR
Entity Address, Postal Zip Code	05425-070
Title of 12(b) Security	American Depositary Shares
Trading Symbol	BRFS
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	812,473,246
ICFR Auditor Attestation Flag	true
Auditor Name	KPMG Auditores Independentes Ltda.
Auditor Location	São Paulo, Brazil
Auditor Firm ID	1124
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Av. Das Nações Unidas, 8501 – 1st Floor
Entity Address, City or Town	São Paulo
Entity Address, Country	BR
Entity Address, Postal Zip Code	05425-070
City Area Code	55
Local Phone Number	2322-5005
Contact Personnel Name	Carlos Alberto Bezerra de Moura
Contact Personnel Fax Number	(5511) 2322-5740